Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Long Term Debt
Long-term debt consists of the following as of June 30, 2021 and December 31, 2020 (in thousands):

	June 30, 2021	December 31, 2020
Notes payable	$4,605	$4,761
PPP loan	936	936

Total notes payable	5,541	5,697
Less current portion of notes payable	5,530	5,678

Long-term notes payable, net of current portion	$11	$19

Long term debt consists of the following as of December
31, 2020 and 2019 (in thousands):

	2020	2019
Notes payable	$4,761	$828
PPP loan	936	—

Total notes payable	5,697	828
Less current portion of notes payable	5,678	365

Long-term notes payable, net of current portion	$19	$463

Summary of Maturities of Long Term Debt
As of December 31, 2020, principal payments on the Company’s term loan for equipment, are scheduled as follows for the fiscal year ending December 31 (in thousands):

2021	$48
2022	18
2023	1

Total principal payments on notes payable	$67